Commitments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 69,938	$ 40,750	$ 86,963
Falling due within 1 year [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	47,450	32,180	67,752
Falling due within 1 - 3 years [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	18,032	5,777	14,031
Falling due within 3 - 5 years [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	2,500	2,793	5,066
Falling due over 5 years [member]
Disclosure Of Commitments [Line Items]
Minimum lease payments payable under non-cancellable operating lease	$ 1,956	$ 0	$ 114